Investment in Joint Venture (Details)	3 Months Ended
	Dec. 31, 2021 USD ($) director	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Feb. 25, 2020 USD ($)	Mar. 24, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
IP support agreement, number directors, actual | director	0
FlyBlade India
Schedule of Equity Method Investments [Line Items]
Investment in joint venture, amount					$ 200,000
Investment in joint venture, percent	10.00%				10.00%
IP support agreement, gross revenue, percent	4.00%
IP support agreement, contingent profit percentage payment percent	3.00%
IP support agreement, profit threshold amount	$ 3,500,000
Royalty income	4,000	$ 0
FlyBlade India | Corporate Joint Venture
Schedule of Equity Method Investments [Line Items]
Non-current assets due from joint venture	120,000		$ 113,000
FlyBlade India | Maximum
Schedule of Equity Method Investments [Line Items]
IP support agreement, gross revenue, gross revenue, amount	10,000,000
IP support agreement, gross revenue, threshold for quarterly royalties	$ 40,000,000
FlyBlade India | Minimum
Schedule of Equity Method Investments [Line Items]
IP support agreement, gross revenue, quarterly royalties, percent	3.00%
IP support agreement, gross revenue, threshold for quarterly royalties	$ 10,000,000
IP support agreement, gross revenue, quarterly royalties on gross revenues, second threshold percent	1.50%
IP support agreement, number of directors authorized by percent of ownership | director	5
FlyBlade India | Hunch
Schedule of Equity Method Investments [Line Items]
Investment in joint venture, amount				$ 1,800,000
Investment in joint venture, percent				90.00%
IP support agreement, number of directors authorized by percent of ownership | director	3